SUBSIDIARY PUBLIC ISSUERS	12 Months Ended
Dec. 31, 2022
Disclosure of subsidiaries [abstract]
SUBSIDIARY PUBLIC ISSUERS	SUBSIDIARY PUBLIC ISSUERS
The following tables provide consolidated summary financial information for Brookfield Renewable, BRP Equity, and Canadian Finco:

(MILLIONS)	Brookfield Renewable(1)	BRP Equity	Canadian Finco	Subsidiary Credit Supporters(2)	Other Subsidiaries(1)(3)	Consolidating adjustments(4)	Brookfield Renewable consolidated
As at December 31, 2022:
Current assets	$61	$391	$2,336	$834	$4,172	$(3,611)	$4,183
Long-term assets	4,860	241	3	33,830	59,860	(38,866)	59,928
Current liabilities	60	7	30	7,877	4,455	(7,486)	4,943
Long-term liabilities	—	—	2,299	16	30,567	—	32,882
Participating non-controlling interests – in operating subsidiaries	—	—	—	—	14,755	—	14,755
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	—	—	—	2,892	—	—	2,892
BEPC exchangeable shares	—	—	—	—	2,561	—	2,561
Preferred equity	—	571	—	—	—	—	571
Perpetual subordinated notes	—	—	—	592	—	—	592
Preferred limited partners’ equity	761	—	—	765	—	(766)	760
As at December 31, 2021:
Current assets	$50	$419	$2,182	$1,155	$2,647	$(3,564)	$2,889
Long-term assets	4,979	258	3	32,973	52,893	(38,128)	52,978
Current liabilities	46	7	28	7,720	2,943	(7,522)	3,222
Long-term liabilities	—	—	2,149	—	26,500	—	28,649
Participating non-controlling interests – in operating subsidiaries	—	—	—	—	12,303	—	12,303
Participating non-controlling interests – in a holding subsidiary – Redeemable\Exchangeable units held by Brookfield	—	—	—	2,894	—	—	2,894
BEPC exchangeable shares	—	—	—	—	2,562	—	2,562
Preferred equity	—	613	—	—	—	—	613
Perpetual subordinated notes	—	—	—	592	—	—	592
Preferred limited partners’ equity	881	—	—	891	—	(891)	881
(1)Includes investments in subsidiaries under the equity method.
(2)Includes BRELP, BRP Bermuda Holdings I Limited, Brookfield BRP Holdings (Canada) Inc., Brookfield BRP Europe Holdings Limited, Brookfield Renewable Investments and BEP Subco Inc., collectively the “Subsidiary Credit Supporters”.
(3)Includes subsidiaries of Brookfield Renewable, other than BRP Equity, Canadian Finco and the Subsidiary Credit Supporters.
(4)Includes elimination of intercompany transactions and balances necessary to present Brookfield Renewable on a consolidated basis.

(MILLIONS)	Brookfield Renewable(1)	BRP Equity	Canadian Finco	Subsidiary Credit Supporters	Other Subsidiaries(1)(2)	Consolidating adjustments(3)	Brookfield Renewable consolidated
For the year ended December 31, 2022
Revenues	$—	$—	$—	$—	$4,711	$—	$4,711
Net income (loss)	(122)	—	2	(1,322)	772	808	138
For the year ended December 31, 2021
Revenues	$—	$—	$—	$—	$4,096	$—	$4,096
Net income (loss)	(136)	—	—	(1,185)	561	694	(66)
For the year ended December 31, 2020
Revenues	$—	$—	$—	$—	$3,810	$—	$3,810
Net income (loss)	(130)	—	(10)	(772)	1,173	(306)	(45)
(1)Includes investments in subsidiaries under the equity method.
(2)Includes subsidiaries of Brookfield Renewable, other than BRP Equity, Canadian Finco, and the Subsidiary Credit Supporters.
(3)Includes elimination of intercompany transactions and balances necessary to present Brookfield Renewable on a consolidated basis.
See Note 15 – Borrowings for additional details regarding the medium-term notes issued by Canadian Finco. See Note 16 – Non-controlling interests for additional details regarding Class A Preference Shares issued by BRP Equity.